Subsequent Events (Details) - USD ($)	1 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	May 14, 2021	May 10, 2021	Apr. 29, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Aggregate of common stock outstanding (in Shares)		4,312,500				4,312,500	4,312,500
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Borrowings amount			$ 54,691	$ 54,691	$ 54,691
Forecast [Member]
Subsequent Events (Details) [Line Items]
Sponsor forfeited shares (in Shares)	2,875,000
Aggregate of common stock outstanding (in Shares)	4,312,500